Segment Information - Summary of Reconciliation from Underlying Earnings Before Tax to Income Before Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation from underlying earnings before tax to income before tax [Line Items]
Underlying earnings before tax	€ 2,163	€ 1,960	€ 1,901
Elimination of share in earnings of joint ventures and associates	61	48	34
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	(437)	(783)	(571)
Realized gains and losses on financial investments	431	327	349
Gains and (losses) on investments in real estate	193	70	145
Net fair value change of derivatives	(134)	(277)	(29)
Net foreign currency gains and (losses)	5	30	(5)
Realized gains and (losses) on repurchased debt	1	1	2
Other income	540	66	83
Change in valuation of liabilities for insurance contracts	(254)	(144)	(602)
Change in valuation of liabilities for investment contracts	(19)	(18)
Policyholder claims and benefits-Other	34	45	17
Commissions and expenses	256	75	130
Impairment (charges) reversals	(40)	(97)	(1,250)
Other charges	(235)	(700)	(774)
Run-off businesses	30	54	88
Income / (loss) before tax	2,534	610	(514)
Segment total [member]
Disclosure of reconciliation from underlying earnings before tax to income before tax [Line Items]
Underlying earnings before tax	2,103	1,913	1,867
Income / (loss) before tax	€ 2,579	€ 641	€ (482)